Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Accolade’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(a)Basis of Presentation and Principles of Consolidation

Accolade’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

(b)Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including the fair value of assets acquired and liabilities assumed for business combinations, unbilled revenues and deferred revenues, certain accrued expenses, stock-based compensation, assessment of the useful life and recoverability of long-lived assets, income taxes, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, the Company’s financial statements will be affected.

Comprehensive Loss		(c)Comprehensive Loss For the fiscal years ended February 28, 2019 and February 29, 2020, there was no difference between comprehensive loss and net loss.
Fair Value of Financial Instruments

(d)Fair Value of Financial Instruments

The carrying value of the Company’s financial instruments, including cash equivalents, accounts receivable, unbilled revenue, other current assets, accounts payable, and accrued expenses approximates fair value due to the short-term nature of those instruments.

The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Inputs that are generally unobservable and typically reflect the Company’s estimate of assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash in banks and highly liquid investments, including certificates of deposit with a maturity date of less than 90 days, and money market treasury funds, purchased with an original maturity of three months or less. Cash equivalents consist of investments in money market funds for which the carrying amount approximates fair value, due to the short maturities of these instruments.

Accounts Receivable and Unbilled Revenue

(f)Accounts Receivable and Unbilled Revenue

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company does not have any off-balance-sheet credit exposure related to its customers. The Company records unbilled revenue for services performed on contracts for amounts not yet billed to customers.

Property and Equipment

(g)Property and Equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases is recorded at the present value of the minimum lease payments. Property and equipment are depreciated on a straight-line basis over their estimated useful lives.

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Office equipment and furniture			7	years
Computer equipment	3	-	5	years
Computer software	3	-	5	years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Capitalized Internal-Use Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, including tools that enable the Company’s employees to interact with members and their providers, with no substantive plans to market such software at the time of development, are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post-implementation operational stage are expensed as incurred.

Costs related to minor upgrades, minor enhancements, and maintenance activities are expensed as incurred. Costs incurred during the application development stage of the project are capitalized.

Internal-use software is included in property and equipment and is amortized on a straight-line basis over 3 years.

For the three months ended August 31, 2020 and 2019, the Company capitalized $85 and $0, respectively, for internal-use software.  For the six months ended August 31, 2020 and 2019, the Company capitalized $374 and $0, respectively, for internal-use software.  Amortization expense related to capitalized internal-use software during the three months ended August 31, 2020 and 2019 was $1,120 and $1,054, respectively.  Amortization expense related to capitalized internal-use software during the six months ended August 31, 2020 and 2019 was $2,131 and $2,431, respectively.

(h)Capitalized Internal-Use Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, including for tools that enable the Company’s employees to interact with members and their providers, with no substantive plans to market such software at the time of development, are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post-implementation operational stage are expensed as incurred. Costs related to minor upgrades, minor enhancements, and maintenance activities are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Internal-use software is included in property and equipment and is amortized on a straight-line basis over 3 years.

For the fiscal years ended February 28, 2019 and February 29, 2020, the Company capitalized $1,943 and $3,005, respectively, for internal-use software. Amortization expense related to capitalized internal-use software during the fiscal years ended February 28, 2019 and February 29, 2020 was $5,836 and $4,533, respectively.

Impairment of Long Lived Assets

(i)Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property and equipment and acquired technology, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, then an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. There were no impairment charges recorded during the fiscal years ended February 28, 2019 and February 29, 2020.

Intangible Assets

As part of the acquisition of MD Insider, Inc. (MDI) in July 2019 (Note 4), the Company acquired an intangible asset in the form of acquired technology in the amount of $2,900. This intangible asset is subject to amortization and is being amortized on the straight-line basis over its estimated useful life of two years. Amortization expense related to the intangible asset was $362 and $121 during the three months ended August 31, 2020 and 2019, respectively, and $724 and $121 during the six months ended August 31, 2020 and 2019, respectively.

(j)Intangible Assets

As part of the acquisition of MDI (Note 3), the Company acquired an intangible asset in the form of acquired technology in the amount of $2,900. This intangible asset is subject to amortization and is being amortized on the straight-line basis over its estimated useful life of two years. The Company recognized $846 in amortization expense during the fiscal year ended February 29, 2020.

Goodwill

(k)Goodwill

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to tangible and intangible assets acquired and liabilities assumed. Goodwill is not amortized, but is subject to an annual impairment test. The Company has a single reporting unit and all goodwill relates to that reporting unit.

The Company performs its annual goodwill impairment test on an annual basis on the fourth quarter of each fiscal year or more frequently if changes in circumstances or the occurrence of events suggest that an impairment exists. If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the implied fair value of the reporting unit’s goodwill is less than the carrying value of the reporting unit’s goodwill.

The Company’s annual goodwill impairment test resulted in no impairment charges in the fiscal year ended February 29, 2020.

Reverse Stock Split

(l)Reverse Stock Split

During March 2020, the Company’s board of directors and stockholders adopted and approved the amendment and restatement of the Company’s Sixth Amended and Restated Certificate of Incorporation to effect a one-for-five reverse stock split of the Company’s outstanding preferred and common stock.

All share and per share information included in these consolidated financial statements and footnotes retroactively reflects the reverse split.

Revenue and Deferred Revenue

(m)Revenue and Deferred Revenue

The Company earns revenue from its customers by providing personalized health guidance solutions to members. The Company’s solutions allow its members to interact with its Accolade Health Assistants and clinicians through various means of communication, including telephony and secure messaging via its mobile application and member portal. The Company prices its personalized health guidance solutions using a recurring per-member-per-month fee (PMPM), typically with a portion of the fee calculated as the product of a fixed rate times the number of eligible members (fixed PMPM fee), plus a variable PMPM fee calculated as the product of a variable rate times the number of eligible members (variable PMPM fee). The fees associated with the variable PMPM fee can be earned through the achievement of performance metrics and/or the realization of healthcare cost savings resulting from the utilization of the Company’s services. Collectively, the fixed PMPM fee and variable PMPM fee are referred to as the total PMPM fee. The Company’s PMPM pricing varies by contract. In certain contracts, the maximum total PMPM fee varies during the contract term (total PMPM rate increases or decreases annually), while in other contracts, the total PMPM maximum fee is consistent over the term, yet the fixed and variable portions vary. For example, in certain contracts the fixed PMPM fee increases on an annual basis while the variable PMPM fee decreases on an annual basis, resulting in the same total PMPM fee throughout the term of the contract.

In accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, the Company recognizes revenue when control of the promised services is transferred to its customers, in an amount that reflects the consideration to which it expects to be entitled in exchange for those services. Accordingly, the Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Company satisfies a performance obligation

At contract inception, the Company assesses the type of services being provided and assesses the performance obligations in the contract. The Company’s contracts for personalized health guidance solutions generally include two performance obligations: stand ready services as discussed in the following sentence and reporting. The majority of the Company’s contracts include stand ready services to provide eligible participants with access to the Company’s services and to perform an unspecified quantity of interactions with members during the contract period. Accordingly, the Company’s services are generally viewed as stand ready performance obligations comprised of a series of distinct daily services that are substantially the same and have the same pattern of transfer. For the stand ready services, the Company satisfies these performance obligations over time and recognizes revenue related to its services as the services are provided using a measure of progress based upon the actual number of members eligible for the service during the respective period as a percentage of the estimated members expected to be eligible for the service over the term of the contract. The Company believes a measure of progress based on the number of members is the most appropriate measurement of control of the services being transferred to the customer as the amount of internal resources necessary to stand ready is directly correlated to the number of members who can use the services. In addition, the Company’s contracts may include additional add-on services as separate performance obligations that are also considered stand ready services. These add-on services have the same pattern of transfer and revenue recognition as discussed above.

The Company’s personalized health guidance solutions also include a distinct performance obligation related to reporting, which is provided to the customer on a daily, monthly, and/or quarterly basis and provides the customer with insights into various operational data and performance metrics. Although reporting is performed separately over regular intervals during the term of contract period, the Company recognizes revenue in a similar pattern of recognition and using a similar measure of progress as its stand ready services because the reporting services are performed evenly throughout the term of the contract. Revenues related to reporting services were not material for the fiscal years ended February 28, 2019 and February 29, 2020.

Some contracts contain an additional performance obligation, pre-launch open enrollment, for which the performance obligation is satisfied before the launch of the Company’s primary service. For contracts that include pre-launch open enrollment support, the Company recognizes related revenues over the pre-launch open enrollment period based on the number of eligible members.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling prices based on overall pricing objectives, taking into consideration market conditions and other factors, using an expected cost plus margin approach. The Company considered the variable consideration allocation exception in ASC 606 and concluded that such exception for allocating variable consideration to distinct performance obligations or distinct time periods within a series was not met primarily due to variability in its PMPM pricing.

The majority of fees earned by the Company are considered to be variable consideration due to both the uncertainty regarding the total number of members for which the Company will invoice the customer, as well as the variable PMPM fees that are dependent upon the achievement of performance metrics and/or healthcare cost savings. Performance metrics are measured monthly, quarterly or, annually, and with respect to the achievement of healthcare cost savings targets, annually (typically measured on a calendar year basis). Accordingly, at contract inception and on an ongoing basis, as part of the Company’s estimate of the transaction price, the Company determines whether any such fees should be constrained, and the Company includes the estimated consideration for those fees for which a significant reversal of cumulative revenue is not probable (and is therefore considered to be unconstrained). Consideration related to the Company’s achievement of healthcare cost savings is typically constrained until the end of the applicable calendar year due to uncertainty related to factors outside of the Company’s control. Consideration related to other performance metrics is typically not constrained based on the Company’s prior success of achieving such metrics. On an ongoing basis, the Company reassesses its estimates for variable consideration, which can change based upon its assessment of the achievement of performance metrics and healthcare cost savings, as well as the number of members.

The Company typically invoices its customers in advance of the services performed on a monthly or quarterly basis, and the amount invoiced typically represents the maximum total PMPM fee for the estimated number of eligible members over the applicable invoice period. The total PMPM fee covers both the stand ready services and reporting services in the Company’s typical contracts (i.e., the performance obligations are not separately priced or invoiced). The maximum total PMPM fee that is invoiced includes both the fixed PMPM fee and the variable PMPM fee related to the performance metrics and/or the realization of healthcare cost savings that can be achieved during the period. These fees are classified as deferred revenue on the Company’s consolidated balance sheet until such time that revenue can be recognized. In the event the Company fails to satisfy any of the performance metrics and/or realization of healthcare cost savings that are billed in advance, the Company will refund the applicable portion of the fee or offset the amount against a future invoice. These amounts are included in Due to Customers on the Company’s consolidated balance sheet. The Company’s accounts receivable represent rights to consideration that are unconditional.

As of February 29, 2020, $164,552 of revenue is expected to be recognized from remaining performance obligations and is expected to be recognized as follows:

Fiscal periods ending February 28(29),
2021	$111,741
2022	42,461
2023	8,390
2024	1,960
Total	$164,552

The expected revenue includes variable fee estimates for the non-cancellable term of the Company’s contracts. The expected revenue does not include amounts of variable consideration that are constrained.

Significant changes in the deferred revenue balances during the fiscal years ended February 28, 2019 and February 29, 2020 were the result of recognized revenue of $9,637 and $22,407, respectively that were included in deferred revenue.

Revenue related to performance obligations satisfied in prior periods that was recognized during the years ended February 28, 2019 and February 29, 2020 was $4,410 and $4,479, respectively. These changes in estimates were primarily due to the inclusion of consideration that was previously constrained related to the Company’s achievement of healthcare cost savings.

Cost to obtain and fulfill a contract

The Company capitalizes sales commissions paid to internal sales personnel that are both incremental to the acquisition of customer contracts and recoverable. These costs are recorded as deferred contract acquisition costs in the accompanying consolidated balance sheets. The Company capitalized commission costs of $1,832 and $1,495 for fiscal years ended February 28, 2019 and February 29, 2020, respectively. The Company defers costs based on its sales compensation plans only if the commissions are incremental and would not have occurred absent the customer contract. Payments to direct sales personnel are typically made in two increments as follows: 75% upon signature of the contract, with the remaining 25% upon customer launch. The Company does not pay commissions on contract renewals.

Deferred commissions paid on the initial acquisition of a contract are amortized ratably over an estimated period of benefit of five years, which is the estimated customer life. The Company determined the period of amortization for deferred commissions by taking into consideration current customer contract terms, historical customer retention, and other factors. Amortization is included in sales and marketing expenses in the accompanying consolidated statements of operations and totaled $377 and $665 for the fiscal years ended February 28, 2019 and February 29, 2020, respectively. The Company periodically reviews deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the estimated period of benefit. There were no impairment losses recorded during the periods presented.

For certain customer contracts, the Company may incur direct and incremental costs related to customer set-up and implementation. The Company recorded deferred implementation costs of $667 and $904 for the fiscal years ended February 28, 2019 and February 29, 2020, respectively. These implementation costs are deferred and amortized over the expected useful life of the Company’s customers, which is five years. Amortization is included in cost of revenues in the Company’s consolidated statements of operations and totaled $417 and $320 for the fiscal years ended February 28, 2019 and February 29, 2020, respectively.

Concentration of Credit Risk

Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents. The Company maintains its cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. The Company invests its cash equivalents in highly rated money market funds. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents and performs periodic evaluations of the credit standing of such institutions.

Significant customers are those which represent 10% or more of the Company’s revenue during the periods. For each significant customer, revenue as a percentage of total revenue was as follows:

	For the three months ended August 31,		For the six months ended August 31,
	2019	2020	2019	2020
Customer 1	27%	14%	27%	17%
Customer 2	11%	12%	12%	12%
Customer 3	11%	11%	11%	11%
Total	49%	37%	50%	40%

Accounts receivable outstanding related to these customers at August 31, 2020 was as follows:

August 31, 2020
Customer 1	$—
Customer 2	—
Customer 3	6,670

(n)Concentration of Credit Risk

Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents. The Company maintains its cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. The Company invests its cash equivalents in highly rated money market funds. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents and perform periodic evaluations of the credit standing of such institutions.

Significant customers are those which represent 10% or more of the Company’s revenue during the period. For each significant customer, revenue as a percentage of total revenue was as follows:

	Fiscal Year Ended
	2019	2020
Customer 1	35%	24%
Customer 2	3%	13%
Customer 3	14%	12%
Customer 4	8%	10%
Customer 5	11%	9%
Total	71%	68%

There were no accounts receivable outstanding related to any of these customers at February 28, 2019 and February 29, 2020, respectively.

Stock Based Compensation

(o)Stock-Based Compensation

The Company recognizes compensation cost for awards to employees, nonemployee directors, consultants, and advisors based on the grant date fair value of stock-based awards on a straight-line basis over the period during which an award holder is required to provide service in exchange for the award. The Company estimates the fair value of each employee stock option on the date of grant using the Black-Scholes option pricing model.

Cost of Revenue, excluding Depreciation and Amortization

(p)Cost of Revenue, excluding Depreciation and Amortization

Cost of revenue, excluding depreciation and amortization, consists primarily of personnel costs including salaries, wages, overtime, bonuses, stock-based compensation expense, and benefits, as well as software and tools for telephony, business analytics, allocated overhead costs, and other expenses related to delivery and implementation of the Company’s personalized technology-enabled solutions.

Product and Technology

(q)Product and Technology

Product and technology expenses consist of personnel expenses, including salaries, bonuses, stock-based compensation expense, and benefits for employees and contractors for engineering, product, and design teams, and allocated overhead costs, as well as costs of software and tools for business analytics, data management, and IT applications that are not directly associated with delivery of the Company’s solutions to customers.

Income Taxes

(r)Income Taxes

The provision for income taxes was determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the period. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

In evaluating the ability to realize deferred tax assets, the Company relies on taxable income in prior carryback years, the future reversals of existing taxable temporary differences, future taxable income, and tax planning strategies.

Consistent with the provisions of FASB ASC Topic 740, Income Taxes, the Company does not recognize a tax benefit for a tax position in its financial statements unless it has concluded that it is more likely than not that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position; and that the amount of tax benefit recognized is measured at the largest amount of the tax benefit that, in the Company’s judgment, is greater than 50% likely to be realized. U.S. GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions will more likely than not be sustained by the Company upon challenge by the applicable tax authority. Tax positions not deemed to meet the “more likely than not” threshold and that would result in a tax benefit or expense to the Company would be recorded as a tax benefit or expense in the current period. For the fiscal years ended February 28, 2019 and February 29, 2020, the Company did not recognize any amounts for unrecognized tax benefits. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are $0, with no additions, reductions, or settlements during the year. Tax years 2010 through present remain subject to examination by the U.S. and state taxing authorities.

Segments

(s)Segments

The Company’s chief operating decision maker, its Chief Executive Officer, reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable operating segment.

As of February 28, 2019 and February 29, 2020, substantially all of Accolade’s long-lived assets were located in the United States, and all revenue was earned in the United States.

Deferred Offering Costs

The Company capitalized certain legal, accounting and other third-party fees that were directly associated with the IPO as deferred offering costs until the IPO was completed in July 2020. Upon the completion of the IPO, total deferred costs of $4,596 were recorded in stockholders’ equity (deficit) as a reduction of additional paid-in-capital. Deferred offering costs were $0 and $3,042 at August 31, 2020 and February 29, 2020, respectively, and were included within prepaid and other current assets on the accompanying consolidated balance sheet at February 29, 2020.   As of August 31, 2020, $312 of deferred costs were included in accounts payable and accrued expenses.

(t)Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financing as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs will be recorded in stockholders’ deficit as a reduction of additional paid-in-capital generated as a result of the offering. Should the equity financing no longer be considered probable of being consummated, all deferred offering costs would be charged to operating expenses in the statement of operations. Deferred offering costs were $3,042 at February 29, 2020 and are included within prepaid and other current assets on the accompanying consolidated balance sheet.

New Accounting Pronouncements Not Yet Adopted

Leases: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU No. 2018-20, Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In March 2019, the FASB issued ASU No. 2019-01, Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities, which delayed the adoption period of Topic 842. The guidance (collectively ASC 842) will require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. ASC 842 states that a lessee would recognize a lease liability

(2) Basis of Presentation and Summary of Significant Accounting Policies (Continued)

for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. ASC 842 is effective for the Company for fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Credit Losses: In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 introduces the current expected credit loss (CECL) model, which will require entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings. ASU 2016-13 is effective for the Company for fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Internal Use Software: In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. This ASU is effective for the fiscal year ending February 28, 2022, and interim periods within the fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

(u)New Accounting Pronouncements Not Yet Adopted

Leases: In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2016-02, Leases (Topic 842). In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU No. 2018-20, Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In March 2019, the FASB issued ASU No. 2019-01, Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. The guidance (collectively ASC 842) will require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. ASC 842 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. ASC 842 is effective for the Company for fiscal year ended February 28, 2022. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Credit Losses: In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 introduces the current expected credit loss (CECL) model, which will require entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings. ASU 2016-13 is effective for the Company for fiscal year ended February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Internal Use Software: In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. This ASU is effective for the fiscal year ending February 28, 2022, and interim periods within the fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Unaudited Pro Forma Financial Information

(v)Unaudited Pro Forma Financial Information

Immediately prior to the closing of the initial public offering, all of the Company’s outstanding convertible preferred stock will automatically convert into common stock on a one-for-one basis. Additionally, the Series A through Series E convertible preferred stockholders will receive for each share of preferred stock held the number of shares of common stock determined by dividing the applicable preference amount by the price per common share in the initial public offering. The unaudited pro forma balance sheet as of February 29, 2020 assumes (1) the automatic conversion of all outstanding shares of convertible preferred stock and the additional issuance of common shares discussed above into 29,479,483 shares of common stock, (2) the issuance of 1,401,836 shares of common stock issuable upon the automatic net exercise of outstanding warrants immediately prior to the initial public offering based on the initial public offering price of $22.00 per share, (3) the proceeds received of $48,666 from the drawdown of our revolving credit facility in March 2020, and (4) the receipt of $2,500 of additional proceeds under our term loan in May 2020. See note 12 for unaudited pro forma net loss per common share details.